Subsequent Events	12 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to September 30, 2022, through the date the consolidated financial statements were available to issue, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except the following:

(a)	On December 1, 2022, the Company, through its subsidiary of AEGC, exercised its conversion right whereby converting its convertible debt security into 100% of the shares of Davis College, Inc.